Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings Table [Abstract]
Schedule of borrowings
	As of December 31,
	2021	2020
Current portion of long-term borrowings	$933,110	$494,994
Long-term borrowings	859,120	993,869
Borrowings from financial institutions	$1,792,230	$1,488,863